Equity (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Beginning balance	$ 241	$ 81
Transfers from dividends payable	(7)	(11)
Prescription	84	165
Translation adjustment	19	6
Ending balance	$ 337	$ 241